Estimated Future Amortization Expense of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2015	$ 2,046
2016	1,911
2017	1,817
2018	1,817
2019	1,792
Thereafter	4,702
Total estimated future amortization expense	$ 14,085	$ 16,191